Financial instruments, Categories of financial instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Financial assets [Abstract]
Cash and cash equivalents		$ 68,641	[1],[2]	$ 67,356	[1],[2]	$ 94,944	$ 77,292
Accounts receivable and accrued revenues	[1]	30,060		107,848
Total financial assets		98,700		175,204
Financial liabilities [Abstract]
Accounts payable and accrued expenses	[1]	18,503		23,998
Derivative financial liabilities, current	[3]	9,073		4,320
Current portion long term debt	[1]	3,396		100,385
Long term debt	[1]	446,562		750,586
Derivative financial liabilities, non-current	[3]	14,601		11,279
Total financial liabilities		492,135		890,569
Restricted cash		$ 229		$ 221

[1]	Amortized cost.
[2]	Cash and cash equivalents include $299 thousand in restricted cash in 2020 and $221 thousand in 2019, including employee withholding tax.
[3]	Fair value through profit or loss.